Income Taxes (Schedule of Provision for Income Taxes for Income from Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 27,427	$ 99,298	$ 27,624
State	5,763	10,271	7,827
Total, Current	33,190	109,569	35,451
Deferred:
Federal	59,479	57,488	104,923
State	11,009	(3,031)	1,219
Total, Deferred	70,488	54,457	106,142
Total provision for income taxes for income from continuing operations	$ 103,678	$ 164,026	$ 141,593